SHAREHOLDERS' EQUITY (Schedule for continuity of common stock) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Class of Stock [Line Items]
Beginning balance	$ 23,256,148	$ 13,610,017
Shares issued - acquisition of Phantom Farms		2,582,903
Shares issued - Megawood		$ 38,415
Shares issued - option exercises (Shares)		200,000
Shares issued - option exercises		$ 98,950
Shares issued - conversion of debentures		12,758,473
Shares issued - Swell commitment		0
Shares issued - PF warrants exercises	533,326
Shares issued - EFF commitment	0	0
Standby warrants issued		2,116,192
Shares issued - Guaranteed warrants	0
Shares issued - Settlement of Earn out shares	677,939
Share-based compensation	366,469	494,435
Ending balance	$ 34,983,192	$ 23,256,148
Common Stock [Member]
Class of Stock [Line Items]
Beginning balance (Shares)	117,057,860	89,388,639
Beginning balance	$ 103,636,830	$ 85,096,509
Shares issued - acquisition of Phantom Farms (Shares)		7,132,042
Shares issued - acquisition of Phantom Farms		$ 2,582,903
Amendment of Megawood consideration (Shares)		95,849
Shares issued - Megawood		$ 38,415
Shares issued - option exercises (Shares)		200,000
Shares issued - option exercises		$ 98,950
Shares issued - conversion of debentures (Shares)		19,764,694
Shares issued - conversion of debentures		$ 12,758,473
Shares issued - Swell commitment (Shares)		456,862
Shares issued - Swell commitment		$ 429,582
Shares issued - PF warrants exercises (Shares)	456,100
Shares issued - PF warrants exercises	$ 533,326
Shares issued - EFF commitment (Shares)	19,774	19,774
Shares issued - EFF commitment	$ 21,787	$ 21,371
Standby warrants issued		2,116,192
Shares issued - Guaranteed warrants (Shares)	1,214,080
Shares issued - Settlement of Earn out shares (Shares)	1,300,000
Shares issued - Settlement of Earn out shares	$ 677,939
Share-based compensation	$ 366,469	$ 494,435
Ending balance (Shares)	120,047,814	117,057,860
Ending balance	$ 105,236,351	$ 103,636,830